Summary of Loans on Nonaccrual Status and Accruing Loans which are Past Due One Day or More by Loan Portfolio (Detail) (KRW) In Millions	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	2,188,428
1 or more day past due and still accruing	43,916	[1]
Commercial Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	1,307,517
1 or more day past due and still accruing	15,775	[1]
Commercial Loan | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	729,582
1 or more day past due and still accruing	9,787	[1]
Commercial Loan | Other commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	532,388
1 or more day past due and still accruing	5,988	[1]
Commercial Loan | Lease Financings
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	45,547
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	880,911
1 or more day past due and still accruing	28,141	[1]
Consumer Loan | Mortgage and home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	90,285
1 or more day past due and still accruing	19,435	[1]
Consumer Loan | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	164,622
1 or more day past due and still accruing	8,700	[1]
Consumer Loan | Other Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	626,004
1 or more day past due and still accruing	6	[1]

[1]	Commercial, consumer loans past due 90 days or more and still accruing amounted to (Won)1,559 million and (Won) 960 million, respectively.